Common Stock, Warrants, Options, and Stock Compensation (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of the restricted stock awards (RSA) activity
Weighted average grant-date fair value per share of RSAs granted	$ 20.34	$ 14.64	$ 17.51
Total grant date fair value of RSAs vested	$ 13.5	$ 0.2	$ 4.8
Restricted Stock [Member]
Summary of the restricted stock awards (RSA) activity
Outstanding Shares at beginning of year	1,781,250
Weighted average grant date fair value outstanding at beginning of year	$ 13.50
Granted, Shares	868,500
Granted, Weighted average grant date fair value	$ 20.34
Released, Shares	(1,035,250)
Released, Weighted average grant date fair value	$ 13.08
Forfeited, Shares	(79,500)
Forfeited, Weighted average grant date fair value	$ 16.61
Outstanding Shares at end of year	1,535,000
Weighted average grant date fair value outstanding at end of year	$ 17.49